Banks and Other Borrowings - Schedule of Outstanding Balances of Banks and Other Borrowings (Details) - Bank and Other Borrowings [Member]	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Bank borrowings:
Bank borrowings	$ 27,930,493	$ 3,588,515	$ 17,179,545
Other borrowing:
Other borrowing	34,333,550	4,411,181	17,179,545
Less: current liabilities	(23,549,661)	(3,025,665)	(13,402,782)
Non-current liabilities	10,783,889	1,385,516	3,776,763
Guaranteed [Member]
Bank borrowings:
Bank borrowings	26,824,847	3,446,461	6,661,341
Collateralized and guaranteed [Member]
Bank borrowings:
Bank borrowings	1,105,646	142,054	10,518,204
Other borrowing:
Other borrowing	$ 6,403,057	$ 822,666